Finance income and costs (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Net foreign exchange gains on translation of financial assets and liabilities	€ 900,000	€ 0
Total finance income	900,000	0
Interest expense (a)	(14,300,000)	(13,400,000)
Net impairment loss on short term investments	0	(12,400,000)
Net foreign exchange losses arising on translation of financial assets and liabilities	0	(11,600,000)
Net pension interest costs	(700,000)	(400,000)
Amortization of borrowing costs	(500,000)	(500,000)
Net fair value losses on derivatives held at fair value through profit or loss	0	(2,000,000.0)
Total finance costs	(15,500,000)	(40,300,000)
Net financing costs	€ (14,600,000)	€ (40,300,000)